Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature
Expenses by nature

4.Expenses by nature

	2025	2024	2023
	US$’000	US$’000	US$’000
Fuel oil	170,044	181,348	204,863
Port charges	97,061	97,335	132,047
Pool distribution expenses	45,396	75,739	130,308
Other voyage expenses	35,737	29,376	42,122
Voyage expenses	348,238	383,798	509,340
Cost of cargo and delivery expenses – Product Services	2,460,924	2,390,929	1,547,059
Manning costs	66,388	45,350	42,883
Maintenance and repair expenses	43,532	28,205	26,438
Insurance expenses	6,300	4,299	4,694
Other vessel operating expenses	10,079	7,130	8,177
Vessel operating expenses	126,299	84,984	82,192
Employee compensation (note 5)	42,880	43,902	27,541
Directors’ fees	555	585	376
Other general and administrative expenses	33,061	26,647	28,856
General and administrative expenses	76,496	71,134	56,773
Time charter-in expenses (short-term)	—	—	7,942
Time charter-in expenses (variable payments)	667	1,041	22,770
Charter hire expenses	667	1,041	30,712
Time charter contracts (non-lease components)	15,219	19,675	20,350